Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Line Items]
Current materials and supplies to be consumed in production process or rendering services	$ 62,476	$ 43,400
Cost of inventories recognised as expense during period	$ 96,284	$ 81,295	$ 80,369